UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daan Heijting

Title:           director
Phone:           0031356259214

Signature,       Place,              and Date of Signing:
Daan Heijting    Hilversum          July 13, 2006




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  20
Form 13F Information Table Value Total:  $181,792

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADOBE SYSTEMS                  COM              00724F101     6224   205000 SH       SOLE                   205000        0        0
APPLE COMPUTER                 COM              037833100     5441    95000 SH       SOLE                    95000        0        0
BANK OF AMERICA CORP           COM              060505104    10582   220000 SH       SOLE                   220000        0        0
CHEVRON TEXACO                 COM              166764100     9309   150000 SH       SOLE                   150000        0        0
CISCO SYSTEMS                  COM              17275R102     5859   300000 SH       SOLE                   300000        0        0
CITIGROUP INC.                 COM              172967101    10615   220000 SH       SOLE                   220000        0        0
DOW CHEMICAL                   COM              260543103     7806   200000 SH       SOLE                   200000        0        0
EXXON MOBIL CORP.              COM              30231G102    21043   343000 SH       SOLE                   343000        0        0
GENERAL ELECTRIC               COM              369604103    22248   675000 SH       SOLE                   675000        0        0
GOLDMAN SACHS                  COM              38141G104     3309    22000 SH       SOLE                    22000        0        0
GOOGLE                         COM              38259P508     3355     8000 SH       SOLE                     8000        0        0
HEWLETT PACKARD COMPANY        COM              428236103     6083   192000 SH       SOLE                   192000        0        0
JOHNSON & JOHNSON              COM              478160104    12583   210000 SH       SOLE                   210000        0        0
MORGAN STANLEY                 COM              617446448     9165   145000 SH       SOLE                   145000        0        0
PEPSICO                        COM              713448108     6304   105000 SH       SOLE                   105000        0        0
PROCTER & GAMBLE               COM              742718109     8896   160000 SH       SOLE                   160000        0        0
SCHLUMBERGER                   COM              806857108    10418   160000 SH       SOLE                   160000        0        0
TIME WARNER NEW                COM              00184A105     8218   475000 SH       SOLE                   475000        0        0
VERIZON COMMUNICATIONS INC.    COM              92343V104     5325   159000 SH       SOLE                   159000        0        0
YAHOO                          COM              984332106     9009   273000 SH       SOLE                   273000        0        0